Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Significant Accounting Policies
Note 2 – Significant Accounting Policies

A.	Basis of preparation of the financial statements

1.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board. The operating cycle of the Company is one year.

The consolidated financial statements were authorized for issue on March 29, 2018 by the Company’s Board of Directors.

2.	Consistent accounting policies The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

3.	Basis of measurement - The consolidated financial statements have been prepared on the historical cost basis, except for the following:

(i)	Investment in investee accounted for using the equity method;
(ii)	Marketable securities;
(iii)	Deferred tax assets and liabilities;
(iv)	Derivative financial instruments and other receivables measured at fair value through profit or loss; and
(v)	Provisions

B.	Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

The preparation of the Company's consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions regarding circumstances and events that involve considerable uncertainty, that affect the application of accounting policies and the reported amounts of  assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair value measurement of non-trading derivatives:

Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:

The probability that in the future there will be taxable profits against which carried forward losses can be utilized. See Note 19 regarding taxes on income.

Assessment of probability of contingent liabilities:

Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees. See Note 14 regarding taxes on income.

Business combination:

Fair value of assets and liabilities acquired in a business combination. See Note 6 regarding subsidiaries.

C.	Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated.

The functional currency is examined for the Company and for each of the subsidiaries separately. Items included in the financial statements of each of the Company’s subsidiaries and investee are measured using their functional currency. The euro is the currency that represents the principal economic environment in which the Company operates.

Foreign currency transactions-

Transactions in foreign currencies are translated to the respective functional currencies of the Company at exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are recognized in profit or loss.

Foreign operations-

The assets and liabilities of foreign operations, including adjustments arising on acquisition, are translated at exchange rates at the reporting date. The income and expenses for each period presented in the statement of profit or loss and other comprehensive income (loss) are translated at average exchange rates for the presented periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions.

Foreign currency exchange differences are recognized in equity as a separate component of other comprehensive income (loss): "foreign currency translation adjustments".

When the foreign operation is a non-wholly-owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests. On a total or partial disposal of a foreign operation, the relevant part of the other comprehensive income (loss) is recognized in the statement of comprehensive income (loss).

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements. Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented within equity in the translation reserve.

Change in Presentation Currency-

Effective December 31, 2017, the Company changed its presentation currency from the United States dollar to the euro. The Company ceased using the U.S. dollar as its presentation currency to assist investors to evaluate its financial results as the Company’s functional currency is the euro and a substantial portion of its assets, revenues and liabilities is denominated in euro.

Furthermore, the change is expected to reduce the impact of the volatility of the euro/USD exchange rate on the Company’s operating results. The consolidated financial statements for all prior years presented have been translated into euro. Assets and liabilities have been translated using period end exchange rates, equity transactions have been translated using the exchange rate in effect on the date of the specific transaction or the average exchange rate during the respective period, and revenues, expenses, gains, losses, and cash flow amounts have been translated into the presentation currency using the average exchange rate during the respective period.  For the convenience of the reader, the reported Euro figures as of December 31, 2017 and for the year then ended, have been presented in dollars, translated at the representative rate of exchange as of December 31, 2017 (Euro 0.835 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

D.	Basis of consolidation and equity method accounting

1.	Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company.

2.	Transactions eliminated upon consolidation

Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates are eliminated against the investment to the extent of the Company’s interest in these investments. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

3.	Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account. Joint ventures are joint arrangements in which the Company has rights to the net assets of the arrangement.

Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs that are directly attributable to an expected acquisition of an associate or joint venture. The consolidated financial statements include the Company’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.

When the Company increases its interest in an equity accounted investee while retaining significant influence, it implements the acquisition method only with respect to the additional interest obtained whereas the previous interest remains the same. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form a part thereof, is reduced to zero. When the Company’s share of long-term interests that form a part of the investment in the investee is different from its share in the investee’s equity, the Company continues to recognize its share of the investee’s losses, after the equity investment was reduced to zero, according to its economic interest in the long-term interests. The recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

4.	Business combinations

The Company implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Company and others are taken into account when assessing control.

The Company recognizes goodwill on acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of rights that do not confer control in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of the Company in the acquiree, less the net amount of the identifiable assets acquired and the liabilities assumed.

If the Company pays a bargain price for the acquisition (including negative goodwill), it recognizes the resulting gain in profit or loss on the acquisition date. Furthermore, goodwill is not adjusted in respect of the utilization of carry-forward tax losses that existed on the date of the business combination.

The consideration transferred includes the fair value of the assets transferred to the previous owners of the acquiree, the liabilities incurred by the acquirer to the previous owners of the acquiree and equity instruments that were issued by the Company. In a step acquisition, the difference between the acquisition date fair value of the Company’s pre-existing equity rights in the acquiree and the carrying amount at that date is recognized in profit or loss under other income or expenses.

Costs associated with the acquisitions that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees are expensed in the period the services are received.

5.	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination:
Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquire, on a transaction-by-transaction basis. This accounting policy choice does not apply to other instruments that meet the definition of non-controlling interests (for example: options to acquire ordinary shares). Such instruments will be measured at fair value or in accordance with other relevant IFRSs.

Allocation of comprehensive income to the shareholders:
Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

E.	Cash and cash equivalents

Cash and cash equivalents include cash balances available for immediate use and unrestricted short-term deposits with original maturity of three months or less from the date of acquisition, that are redeemable on demand and that form part of the Company's cash management. Cash and cash equivalents’ value is as provided by bank statements that, due to the short maturity, approximates their fair value.

F.	Available-for-sale financial assets

The Company’s investment in marketable securities is classified as available-for-sale financial assets. Available-for-sale financial assets are recognized initially at fair value. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, foreign currency differences and the accrual of effective interest, are recognized directly in other comprehensive income (loss) and presented within equity.

G.	Fixed assets

1.	Recognition and measurement

Fixed assets items are measured at cost less accumulated depreciation and accumulated impairment losses.  Cost includes expenditures that are directly attributable to the acquisition of the fixed asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located (when the Company has an obligation to dismantle and remove the asset or to restore the site), and capitalized borrowing costs. Project licenses are included in the cost of photovoltaic plants.

Specific and non-specific borrowing costs are capitalized to qualifying assets throughout the period required for completion and construction until they are ready for their intended use. Non-specific borrowing costs are capitalized in the same manner to the same investment in qualifying assets, or portion thereof, which was not financed with specific credit by means of a rate which is the weighted-average cost of the credit sources that were not specifically capitalized. Other borrowing costs are expensed as incurred.

The costs of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to the Company and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in profit or loss.

2.	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item.

The estimated useful lives are as follows:

	%	Mainly %
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	4	4
Photovoltaic plants in Italy	5	5
Anaerobic digestion plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7

The estimated useful life of the project licenses of photovoltaic plants that are carried at cost is 20 years for the Company’s Italian subsidiaries and 25 years for the Company’s Spanish subsidiaries. The estimated useful life of the project licenses of anaerobic digestion plants that are carried at cost is 12 years. The fixed assets' residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted if appropriate.

H.	Financial instruments

Non-derivative Financial assets:

The Company's financial assets include cash and cash equivalents, marketable securities, restricted cash, trade receivables, loan to an equity accounted investee, service concession receivables and other receivables.

The Company initially recognizes loans and receivables and deposits on the date that they are created. All other financial assets, including assets designated at fair value through profit or loss, are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets are derecognized when the contractual rights of the Company to the cash flows from the asset expire, or when the Company transfers the rights to receive the cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash equivalents, trade and other receivables.

Financial liabilities:
The Company's financial liabilities include loans and borrowings, trade payables, other payables, finance lease obligations, debentures, long-term loans and other long-term liabilities.

The Company initially recognizes debt securities issued on the date they originated. All other financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value minus any directly attributable transaction costs.

Subsequent to initial recognition, interest-bearing loans and borrowings are measured based on their terms at amortized cost using the effective interest method, taking into account directly attributed transaction costs. Short-term borrowings (such as other payables) are measured based on their terms, normally at face value. Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of income when the issuance is no longer expected to occur.

Offset of financial instruments
Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The Company holds derivative financial instruments to manage its interest rate and currency risk exposures.

Hedge accounting:
On initial designation of the hedge, the Company formally documents the relationship between the hedging instruments and hedged items, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, as to whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent.

Measurement of derivative financial instruments:
Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges:
Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognized through other comprehensive income directly in a hedging reserve, to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in profit or loss. The amount recognized in the hedging reserve is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of income as the hedged item. The amount recognized in the hedging reserve is transferred to profit or loss in the same period that the hedged item affects profit or loss.

Economic hedges:
Hedge accounting is not applied to derivative instruments that economically hedge financial assets and liabilities denominated in foreign currencies. Changes in the fair value of such derivatives are recognized in profit or loss under financing income or expenses.

Share capital:

Ordinary shares
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options and warrants are recognized as a deduction from equity.

Treasury shares
When share capital recognized as equity is repurchased by the Company, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

I.	Impairment

Non-derivative financial assets

A financial asset not carried at fair value through profit or loss is tested for impairment when objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired can include:

•	Default by a debtor;
•	Indications that a debtor or issuer will enter bankruptcy;
•	Changes in the economic environment that correlate with insolvency of issuers or the disappearance of an active market for a security;
•	Observable data indicating a measurable decrease in the cash flow expected from financial assets.

Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset is the higher of its fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets (“cash-generating unit”). An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Investments in associates

An investment in an associate is tested for impairment when objective evidence indicates there has been impairment (as described above). Goodwill that forms part of the carrying amount of an investment in an associate is not recognized separately, and therefore is not tested for impairment separately.

If objective evidence indicates that the value of the investment may have been impaired, the Company estimates the recoverable amount of the investment, which is the greater of its value in use and its net selling price. In assessing value in use of an investment in an associate, the Company estimates its share of the present value of estimated future cash flows that are expected to be generated by the associate, including cash flows from operations of the associate and the consideration from the final disposal of the investment.

An impairment loss is recognized when the carrying amount of the investment, after applying the equity method, exceeds its recoverable amount, and it is recognized in profit or loss under other expenses. An impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment after the impairment loss was recognized, and only to the extent that the investment’s carrying amount, after the reversal of the impairment loss, does not exceed the carrying amount of the investment that would have been determined by the equity method if no impairment loss had been recognized.

J.	Share-based payment transactions

The Company's directors are entitled to remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with directors is measured at the fair value of the equity instruments at the date on which they are granted. The fair value is determined by using the Black-Scholes option-pricing model taking into account the terms and conditions upon which the instruments were granted, additional details are included in Note 16.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, over the period in which the service conditions are fulfilled, ending on the date on which the director become fully entitled to the award (the "vesting date"). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest.

K.	Employee benefits

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions. Short-term employee benefits are measured on an undiscounted basis and are expensed as the related services are rendered or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave). A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and the obligation can be estimated reliably.

2.	Post-employment benefits:

The post-employment plans are usually financed by deposits with insurance companies and classified as a defined contribution plan or as a defined benefit plan.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, 5723-1963 (the “Severance Pay Law”) with the vast majority of its employees under which the Company pays fixed contributions and has no legal or constructive obligation to pay further amounts.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense in profit or loss in the periods during which related services are  rendered by employees and no additional provision is required in the financial statements.

The Company also operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement.

The Company makes current deposits in respect of severance pay obligations to pay compensation to certain of its employees in its pension funds and insurance companies (the "plan assets"). Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company. The liability for employee benefits is presented in the statements of financial position at present value of the defined benefit obligation less the fair value of the plan assets.

L.	Leases

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and classification is made at the inception of the lease.

Finance leases: leases where the Company assumes substantially all the risks and rewards incident to ownership of the leased asset are classified as Finance leases. Upon initial recognition the leased assets are measured and a liability is recognized at an amount equal to the lower of its fair value and the present value of the minimum lease payments. The lease payments are allocated to each period during the lease term and apportioned between finance expenses and a reduction of the lease obligation. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

Other leases are classified as Operating leases: the leased assets are not recognized in the Company’s statement of financial position. Payments made under operating leases are recognized in the statements of comprehensive income (loss) on a straight-line basis over the term of the lease.

Determining whether an arrangement contains a lease At inception or upon reassessment of an arrangement, the Company determines whether such an arrangement is or contains a lease. An arrangement is a lease or contains a lease if the following two criteria are met:

● The fulfillment of the arrangement is dependent on the use of a specific asset or assets; and
● The arrangement contains rights to use the asset.

M.          Revenue recognition

Revenue is measured according to the fair value of the consideration received or receivable for the sale of electricity and gas in the ordinary course of business.

Revenues from the sale of electricity and gas are recognized when the units produced are transferred to the grid at connection points on the basis of a meter reading. Revenues in respect of units produced and transferred to the grid in the period between the most recent meter reading and the date of the statement of financial position, are included based on an estimate.

Seasonality:
Solar power production has a seasonal cycle due to its dependency on the direct and indirect sunlight and the effect the amount of sunlight has on the output of energy produced. Thus, low radiation levels during the winter months decrease power production.

Service concession arrangements:
Operation or service revenue is recognized in the period in which the services are provided by the Company.

N.	Income tax

Income tax comprises of current tax and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that the tax arises from items which are recognized directly in equity. In such cases, the tax effect is also recognized in the relevant item in equity.

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years. Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, except for a limited number of exceptions:

•	The initial recognition of goodwill,
•	The initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss,
•
Differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to apply to temporary differences when they reverse, based on tax laws that have been enacted or substantively enacted by the balance sheet date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Company will have to use its economic resources to pay the obligation.

O.	Earnings (loss) per share

The Company presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year, adjusted for treasury shares. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential ordinary shares, which comprise share options granted to directors.

P.	Financing income and expenses

Financing income comprises interest income on bank deposits and marketable securities, an increase in the fair value of financial instruments recognized at fair value through profit or loss, gains on hedging instruments that are recognized in profit or loss and exchange rate differences. Interest income is recognized as it accrues. Changes in the fair value of financial assets at fair value through profit or loss also include income from dividends and interest.

Financing expenses comprise bank charges, interest expenses on borrowings and debentures, changes in the fair value of financial assets at fair value through profit or loss, losses on hedging instruments that are recognized in profit or loss. and exchange rate differences.

Borrowing costs, which are not capitalized to qualifying assets, are recognized in profit or loss using the effective interest method. Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Q.	Provisions

A provision is recognized if the Company has a present obligation (legal or constructive) that can be estimated reliably, as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are measured according to the estimated future cash flows discounted using a pre-tax interest rate that reflects the market assessments of the time value of money and, where appropriate, those risks specific to the liability.

A provision for legal claims is recognized if the Company has a present legal or constructive obligation as a result of a past event, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

R.	Service concession arrangements

As part of service concession arrangements with Government bodies for the construction and operation of a facility in consideration for fixed and variable payments, the Company recognizes a financial asset commencing from the start of the construction of the facility when it has an unconditional right to receive cash or some other financial asset for the construction services. The financial asset reflects the unconditional payments receivable in the future from the Government body and bears an appropriate rate of interest for risk that is determined based on the risk of the customer. The aforementioned financial assets are stated at fair value upon initial recognition and at amortized cost in subsequent periods.

S.	Standards issued but not yet effective

(1).          IFRS 9 (2014), Financial Instruments (hereinafter – “IFRS 9 (2014)”)

IFRS 9 (2014) includes revised guidance on the classification and measurement of financial instruments, and a new model for measuring impairment of financial assets. This guidance is in addition to IFRS 9 (2013) which was issued in 2013.

IFRS 9 (2014) is effective for annual periods beginning on or after January 1, 2018 with early adoption being permitted. It will be applied retrospectively with some exemptions.

Classification and measurement

The basis of classification for debt instruments is the entity’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset:

•
Debt assets held in  a business model whose objective is to collect contractual cash flows and their contractual terms give rise on specified dates to cash flows representing solely payments of principal and interest will be measured at amortized cost.

•
Debt assets held in  a business model whose objective is to collect contractual cash flows and their contractual terms give rise on specified dates to cash flows representing solely payments of principal and interest will be measured at fair value through other comprehensive income.

•	All other financial debt assets will be measured at fair value through profit or loss.

IFRS 9 (2014) requires that changes in fair value of financial liabilities designated at fair value through profit or loss that are attributable to changes in its credit risk, should usually be recognized in other comprehensive income.

Hedge accounting – general

Under IFRS 9 (2014), additional hedging strategies that are used for risk management may qualify for hedge accounting. IFRS 9 (2014) replaces the present 80%-125% test for determining hedge effectiveness, with the requirement that there be an economic relationship between the hedged item and the hedging instrument, with no quantitative threshold. In addition, IFRS 9 (2014) introduces new models that are alternatives to hedge accounting as regards credit exposures and certain contracts outside the scope of IFRS 9 (2014), sets new principles for accounting for hedging instruments and provides new disclosure requirements. In addition, when an entity first applies this Standard, it may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements of IFRS 9. An entity shall apply that policy to all of its hedging relationships.

Impairment of financial assets

According to IFRS 9 (2014), the Company will be required to apply a new ‘expected credit loss’ model for financial debts not measured at fair value through profit or loss. The new model does not apply to investments in equity instruments. The new model is a “forward looking” model that reflects reasonable supportable information that is available without investing unreasonable costs or efforts, with respect to past events, current circumstances, and forecasts regarding future economic circumstances. The new model presents a dual measurement approach for impairment of debt assets: if the credit risk of a financial asset has not increased significantly since its initial recognition, an impairment provision will be recorded in the amount of the expected credit losses that result from default events that are possible within the twelve months after the reporting date. If the credit risk has increased significantly since initial recognition of the financial debt asset, in most cases the impairment provision will increase and be recorded at the level of lifetime expected credit losses of the financial asset.

Timing and method of initial application:

The Company is planning to adopt IFRS 9 (2014) as from January 1, 2018 without amending the comparative data, but while adjusting balances of retained earnings and other components of equity as at January 1, 2018 (the initial date of application).

The Company has loans to associates that essentially form part of a net investment in an associate. These loans do not have definite payment dates . Such loans are in the scope of the new standard and will be classified on the basis of the Company’s business model for managing the financial assets and also on the basis of the contractual cash flow characteristics of the financial asset. Therefore, such loans that are presently measured at amortized cost will be measured at fair value through profit or loss according to the new standard as their contractual cash flow characteristics do not include solely payments of principal and interest. In the opinion of the Company, the effect of such measurement on the financial statements will be immaterial.

Additionally, regarding to its cash flow hedge (see notes 2H and 12B), the company decided to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements of IFRS 9.

(2).          IFRS 15, Revenue from Contracts with Customers  (hereinafter – “IFRS 15”)

IFRS 15 replaces the current guidance regarding recognition of revenues and presents a new model for recognizing revenue from contracts with customers. IFRS 15 provides two approaches for recognizing revenue: at a point in time or over time. The model includes five steps for analyzing transactions so as to determine when to recognize revenue and at what amount. Furthermore, IFRS 15 provides new and more extensive disclosure requirements than those that exist under current guidance. IFRS 15 is applicable for annual periods beginning on or after January 1, 2018 with earlier application being permitted.

The Company plans to apply IFRS 15 as from January 1, 2018 using the cumulative catch-up method. In the opinion of the Company, the effects of applying IFRS 15 on the financial statements will be immaterial.

(3).          IFRS 16 International Financial Reporting Standard 16, Leases (hereinafter –  “IFRS 16”)

IFRS 16 replaces IAS 17, Leases and its  related interpretations. IFRS 16’s instructions annul the existing requirement from lessees to classify leases as operating or finance leases. Instead of this, for lessees, the new standard presents a unified model for the accounting treatment of all  leases according to which the lessee has to recognize an asset and liability in respect of the lease in its financial statements.

Nonetheless, IFRS 16 includes two exceptions to the general model whereby a lessee may elect to not apply the requirements for recognizing a right-of-use asset and a liability with respect to short-term leases of up to one year and/or leases where the underlying asset has a low value.

In addition, IFRS 16 permits the lessee to apply the definition of the term “lease” according to one of the following two alternatives consistently for all leases: retrospective application for all the lease agreements, which means reassessing the existence of a lease for each separate contract, or alternatively to apply a practical expedient that permits continuing with the assessment made regarding existence of a lease based on the guidance in IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, with respect to leases entered into before the date of initial application. Furthermore, the standard determines new and expanded disclosure requirements compared to those required at present.

IFRS 16 is applicable for annual  periods as of January 1, 2019.

IFRS 16 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application: full retrospective application or recognizing a cumulative effect, which means application (with the possibility of certain practical expedients) as from the mandatory effective date with an adjustment to the balance of retained earnings at that date.

The Company plans to adopt IFRS 16 as from January 1, 2019 using the cumulative effect method, with an adjustment to the balance of retained earnings as at January 1, 2019.

The standard’s instructions are expected to affect the accounting treatment of leases of real estate. In the opinion of the Company, the standard will have an effect on the financial statements with respect to the following matters:

• An increase in non-current assets and financial liabilities.
• A change in principal financial ratios such as: an increase in the leverage ratio, a decrease in the interest coverage ratio and a decrease in the current ratio.
• An increase in operating profit and financing expenses.
• An increase in cash flow from operating activities and a decrease in cash flow from financing activities.

It is noted that the information presented in this note regarding the effect of the standard’s initial application constitutes an initial assessment by the Company, and therefore the matters listed hereunder represent those matters that were identified by the Company before the date of issuing the financial statements as possibly requiring updating as progress is made in examining the effects of the standard’s application. Furthermore, the Company is examining the expected effects of the standard’s application and at this time is unable to reliably estimate the quantitative effect on its financial statements.

                (4).          IFRIC 23, Uncertainty Over Income Tax Treatments (hereinafter – “IFRIC 23”)

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity’s position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. The interpretation includes two alternatives for applying the transitional provisions, so that companies can choose between retrospective application or prospective application as from the first reporting period in which the entity initially applied the interpretation. In the opinion of the Company, the effects of applying IFRIC 23 on the financial statements will be immaterial.

T.	Change in classification

During the current year, the Company changed the income statement classification of expenses related to project development from general and administrative expenses to project development costs to reflect more appropriately their nature and the way in which economic benefits are expected to be derived from the use of such costs.

Comparative amounts were reclassified for consistency, which resulted in €2,201 thousand and €1,044 thousand being reclassified from general and administrative expenses to project development costs in 2016 and 2015, respectively. This reclassification did not have any effect on the profit (loss) for these years.